SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BANK LOANS AND OTHER BORROWINGS
Short-term bank loans	Rp 8,191		Rp 6,682
Current maturities of long-term borrowings	8,858		9,690
Total	Rp 17,049	$ 1,095	Rp 16,372